EVENTS SUBSEQUENT TO THE REPORTING DATE	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE REPORTING DATE [Text Block]

20. EVENTS SUBSEQUENT TO THE REPORTING DATE

Subsequent to the year ended December 31, 2021, the Company:

a)   entered into an amendment to extend the term of the US$44,000 Sprott Credit Facility to December 31, 2024 in consideration for the payment of an amount equal to 1.5% of the outstanding principal amount, which shall be added to the principal amount of the Sprott Credit Facility; and to amend the voluntary prepayment rights under the Sprott Credit Facility to permit the prepayment of up to US$10,000 of the principal amount of the Sprott Credit Facility at any time on or after June 30, 2023, and permit the prepayment of the remaining principal amount at any time on or after June 30, 2024.

b) through its wholly-owned subsidiary, Bullion Monarch Mining, Inc. reached a settlement with Barrick Gold Corporation ("Barrick") and Barrick affiliates and subsidiaries ("Barrick Entities") with respect to BULM'S claim of non-payment of royalties by the Barrick Entities to BULM on production from properties in the Carlin trend, Nevada. Pursuant to the settlement, Barrick paid Bullion US$18,825 being US$25,000 as the settlement less US$6,175 as payment of the contingency fee to BULM's lawyers.